NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
NET REVENUES
Schedule of disaggregation of revenue streams by type of customers and nature of services offered

	Years Ended December 31,
	2020	2021	2022
Product Revenues	8,156,672	12,331,705	13,403,436
B2C Business	666,223	491,855	408,305
B2B Business	7,490,449	11,839,850	12,995,131
Service Revenues	46,485	94,197	113,262
MP Service	30,533	52,309	68,477
Other Services	15,952	41,888	44,785
Total	8,203,157	12,425,902	13,516,698

Schedule of movements of the accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Ending Balance as of December 31, 2020	163,094	117,451
Increase/(decrease), net	241,375	58,805
Ending Balance as of December 31, 2021	404,469	176,256
Increase/(decrease), net	84,406	120,105
Ending Balance as of December 31, 2022	488,875	296,361